Disposal of a Subsidiary	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disposal of a Subsidiary [Abstract]
DISPOSAL OF A SUBSIDIARY

4 — DISPOSAL OF A SUBSIDIARY

In September 2022, BJY completed the disposal of 100% equity interest of Wuhan BaiJiaYun with a cash consideration of $260,975 (RMB1,800,000). Upon closing, the Company no longer has any involvement in the operation of Wuhan BaiJiaYun. The disposal of this subsidiary did not represent a strategic shift that had a major effect on the Company’s operations and financial results. As Wuhan BaiJiaYun had negative net assets at the disposition date, the disposition resulted in a gain of $400,587, included in the consolidated statements of operations and comprehensive income (loss).

4 — DISPOSAL OF A SUBSIDIARY

On August 3, 2020, BaiJiaYun VIE acquired 100% equity interest in Chengdu BaiJiaYun at cash consideration of $148,442 (RMB 983,000) from two third party individuals. On June 16, 2021, BaiJiaYun VIE transferred 100% equity interest in the subsidiary, at nil consideration, to Nanjing Shilian Technology Co., Ltd. (“Nanjing Shilian”), which is the controlling shareholder of the Company.

For the period from August 3, 2020 through June 16, 2021, Chengdu BaiJiaYun did not generate operating revenue, and incurred net loss amounted to $261,559, the abstract amount of which accounted for 6.4% of consolidated net income for the year ended June 30, 2021. Net negative assets of Chengdu BaiJiaYun amounted to $113,117 as of disposal date, and the abstract amount of which accounted for 0.2% of the consolidated net assets of the Company as of June 30, 2021. The management believed the transfer of equity interest in Chengdu BaiJiaYun does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The transfer of equity interest is not accounted for as discontinued operations in accordance with ASC 205-20. The Company accounted for the transfer of equity interest in a subsidiary under common control as a capital transaction, and the difference between consideration and carrying amount of Chengdu BaiJiaYun of $113,117 was charged to the account of “additional paid-in capital”.